GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Radware Ltd. ("the Company"), an Israeli corporation commenced operations in April 1997. The Company and its subsidiaries ("the Group") are engaged in the development, manufacture and sale of Cyber Security and Application Delivery solutions designed to ensure optimal service level for applications in virtual, cloud and software defined data centers. The Company's products are marketed worldwide.

b.
The Company has established wholly-owned subsidiaries in the United States, France, Germany, Singapore, the United Kingdom, Japan, Korea, Canada, India, Australia, Italy, Hong Kong and China. In addition, the Company has established representative office in Taiwan. The Company holds 91% of its Israeli subsidiary. The Company's subsidiaries are engaged primarily in sales, marketing and support activities of its core products, except for the Israeli subsidiary which is engaged primarily in real-time consumer applications across the web. The Israeli subsidiary operations were immaterial for the years ended December 31, 2013, 2014 and 2015. The net income (loss) attributable to non-controlling interests represents 0.28%, 0.29% and (0.69%) out of consolidated net income in 2013, 2014 and 2015, respectively.

c.
The Company depends on three major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.

d.
On April 12, 2013, the Company effected a stock split of its Ordinary Shares of two for one (2:1) and accordingly the par value of the Ordinary Shares has changed from NIS 0.1 to NIS 0.05 per share. The earnings per share figures or results, stock options activity and share data presented for all periods were adjusted retroactively to reflect the stock split.